Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash on hand and petty cash	$ 1,980	$ 2,468
Checking accounts and demand deposits	647,126	556,994
Cash and cash equivalents	$ 649,106	$ 559,462	$ 2,949,108